NONCONTROLLING INTERESTS - REDEEMABLE NONCONTROLLING INFORMATION (Details) - CAD CAD in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013
REDEEMABLE NONCONTROLLING INTERESTS
Balance at beginning of year			CAD 2,249	CAD 1,053
Loss			(3)	(11)
Other comprehensive income/(loss), net of tax, Change in unrealized gains/(loss) on cash flow hedges			(7)	(15)
Other comprehensive loss from equity investees			(12)
Reclassification to earnings of realized cash flow hedges			2
Reclassification to earnings of unrealized cash flow hedges			2
Change in foreign currency translation adjustment			18	5
Other comprehensive loss			3	(10)
Distributions to unitholders			(114)	(79)
Contributions from unitholders			670	323
Reversal of cumulative redemption value adjustment attributable to ECT preferred units			(541)
Dilution loss on Enbridge Income Fund issuance of trust units			(355)
Dilution loss on Enbridge Income Fund equity investment			(132)
Dilution gain on Enbridge Income Fund indirect equity investment			5
Redemption value adjustment			359	973
Balance at end of year			CAD 2,141	CAD 2,249
Additional disclosure
Ownership interest percentage held by noncontrolling owners			40.70%	70.60%	34.30%
Common shares issued			CAD 57	CAD 478
The fund
Additional disclosure
Ownership interest percentage held by noncontrolling owners	40.70%	70.60%				68.60%
Enbridge Income Fund Holdings Inc
Additional disclosure
Ownership Interest (as a percent)	19.90%	19.90%
Common shares issued	CAD 174	CAD 84
Enbridge Income Fund Holdings Inc | The fund
Additional disclosure
Common shares issued	700	337
Proceeds from issuance of equity	874	CAD 421
The fund | Enbridge Commercial Trust
Additional disclosure
Proceeds from issuance of equity	874
Fund Group | United States segment of Alliance Pipeline
Additional disclosure
Ownership percentage transfer between segments		50.00%
Total consideration		CAD 1,800
Consideration cash portion		421
Consideration debt portion received		CAD 878
Consideration debt portion received interest rate		5.50%
Consideration preferred units portion received		CAD 461
Enbridge Commercial Trust | Enbridge Income Partners LP
Additional disclosure
Proceeds from issuance of equity	CAD 874